Quarterly Holdings Report
for
Fidelity® Large Cap Stock Fund
January 31, 2025
LCS-NPRT3-0425
1.813034.120
Common Stocks - 96.7%
	Shares	Value ($)
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	234,700	45,822,518
CANADA - 1.6%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Athabasca Oil Corp (a)	2,313,100	7,735,003
Imperial Oil Ltd	882,388	58,692,296
MEG Energy Corp	591,081	9,691,719
		76,119,018
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc Class B (a)	149,200	8,731,179
TOTAL CANADA		84,850,197
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd Class A (a)	989,200	10,624,703
DENMARK - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Novo Nordisk A/S Class B ADR	114,000	9,627,300
FRANCE - 0.7%
Consumer Staples - 0.2%
Beverages - 0.2%
Pernod Ricard SA	102,400	11,706,520
Industrials - 0.4%
Aerospace & Defense - 0.4%
Airbus SE	118,887	20,564,065
Information Technology - 0.1%
Software - 0.1%
Dassault Systemes SE	144,700	5,649,354
TOTAL FRANCE		37,919,939
GERMANY - 1.1%
Information Technology - 1.1%
Software - 1.1%
SAP SE ADR	221,778	61,224,035
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV (b)	648,500	3,741,270
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	70,977	3,313,916
TOTAL ITALY		7,055,186
NETHERLANDS - 0.8%
Communication Services - 0.3%
Entertainment - 0.3%
Universal Music Group NV	639,563	17,838,834
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE ADR (a)	5,390	3,531,151
Merus NV (a)	49,800	2,038,812
		5,569,963
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV depository receipt	170,478	4,701,783
TOTAL HEALTH CARE		10,271,746

Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	12,000	8,871,720
BE Semiconductor Industries NV	43,200	5,588,515
		14,460,235
TOTAL NETHERLANDS		42,570,815
PORTUGAL - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	703,300	11,770,547
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	223,452	7,484,121
SWITZERLAND - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG (a)	53,130	6,457,854
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	143,484	30,034,071
UNITED KINGDOM - 0.8%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
JD Sports Fashion PLC	1,827,500	2,019,385
Consumer Staples - 0.5%
Beverages - 0.4%
Diageo PLC ADR	126,959	15,231,271
Tobacco - 0.1%
British American Tobacco PLC ADR	154,300	6,116,452
TOTAL CONSUMER STAPLES		21,347,723

Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	46,900	2,253,234
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC (a)	1,329,200	9,910,720
Information Technology - 0.1%
Software - 0.1%
Sage Group PLC/The	426,700	7,131,801
TOTAL UNITED KINGDOM		42,662,863
UNITED STATES - 88.5%
Communication Services - 10.3%
Entertainment - 0.5%
Walt Disney Co/The	264,329	29,885,037
Interactive Media & Services - 8.7%
Alphabet Inc Class A	680,780	138,892,736
Alphabet Inc Class C	588,441	120,983,469
Match Group Inc	264,540	9,444,078
Meta Platforms Inc Class A (h)	264,379	182,204,719
Snap Inc Class A (a)	1,336,172	15,085,382
		466,610,384
Media - 1.1%
Comcast Corp Class A	1,849,190	62,243,735
TOTAL COMMUNICATION SERVICES		558,739,156

Consumer Discretionary - 2.9%
Automobiles - 0.0%
Rivian Automotive Inc Class A (a)(b)	232,900	2,925,224
Broadline Retail - 0.1%
Amazon.com Inc (a)	16,044	3,813,338
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings Inc (h)	11,601	54,960,434
Expedia Group Inc Class A (a)	45,440	7,767,968
Marriott International Inc/MD Class A1	51,828	15,060,699
Starbucks Corp	121,583	13,092,057
		90,881,158
Household Durables - 0.2%
Mohawk Industries Inc (a)	42,428	5,188,944
Whirlpool Corp	53,774	5,646,808
		10,835,752
Specialty Retail - 0.8%
Lowe's Cos Inc (h)	141,110	36,694,244
RH (a)	17,400	7,292,514
		43,986,758
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	47,990	3,690,431
TOTAL CONSUMER DISCRETIONARY		156,132,661

Consumer Staples - 4.0%
Beverages - 1.2%
Coca-Cola Co/The	494,358	31,381,846
Keurig Dr Pepper Inc	970,199	31,143,388
Monster Beverage Corp (a)	64,200	3,127,182
		65,652,416
Consumer Staples Distribution & Retail - 1.2%
Performance Food Group Co (a)	101,214	9,140,636
Sysco Corp	215,592	15,720,969
Target Corp	92,192	12,714,199
US Foods Holding Corp (a)	116,965	8,296,327
Walmart Inc (h)	211,271	20,738,362
		66,610,493
Food Products - 0.0%
Lamb Weston Holdings Inc	36,754	2,203,034
Personal Care Products - 1.5%
Estee Lauder Cos Inc/The Class A	132,300	11,037,789
Haleon PLC ADR	3,476,137	32,919,017
Kenvue Inc	1,536,616	32,714,555
		76,671,361
Tobacco - 0.1%
Philip Morris International Inc	60,200	7,838,040
TOTAL CONSUMER STAPLES		218,975,344

Energy - 6.2%
Energy Equipment & Services - 0.1%
Tidewater Inc (a)	82,100	4,524,531
Oil, Gas & Consumable Fuels - 6.1%
Exxon Mobil Corp	2,104,821	224,858,027
Hess Corp	3,400	472,702
Shell PLC ADR	1,643,900	108,250,815
		333,581,544
TOTAL ENERGY		338,106,075

Financials - 17.6%
Banks - 12.6%
Bank of America Corp	3,168,095	146,682,799
Citigroup Inc	93,900	7,646,277
JPMorgan Chase & Co	221,258	59,142,263
M&T Bank Corp	116,684	23,481,488
PNC Financial Services Group Inc/The	259,305	52,107,340
Truist Financial Corp	35,300	1,680,986
US Bancorp	731,394	34,946,005
Wells Fargo & Co (h)	4,573,798	360,415,283
		686,102,441
Capital Markets - 2.2%
Charles Schwab Corp/The	33,598	2,779,227
KKR & Co Inc Class A	310,378	51,854,852
Moody's Corp	10,000	4,994,400
Morgan Stanley	63,062	8,729,673
MSCI Inc	900	537,092
Northern Trust Corp	418,978	47,047,040
Raymond James Financial Inc	33,533	5,649,640
		121,591,924
Financial Services - 2.4%
Acacia Research Corp (a)(e)	24,000	104,639
Apollo Global Management Inc	11,600	1,983,368
Corpay Inc (a)	17,200	6,544,428
Fidelity National Information Services Inc	7,115	579,659
Global Payments Inc	36,450	4,113,383
Mastercard Inc Class A	32,713	18,169,782
PayPal Holdings Inc (a)	87,144	7,719,216
Visa Inc Class A	263,948	90,217,426
		129,431,901
Insurance - 0.4%
Arthur J Gallagher & Co	36,400	10,986,248
Chubb Ltd	32,106	8,728,979
		19,715,227
TOTAL FINANCIALS		956,841,493

Health Care - 9.5%
Biotechnology - 0.6%
Alnylam Pharmaceuticals Inc (a)	38,546	10,457,915
Exact Sciences Corp (a)	155,100	8,693,355
Gilead Sciences Inc	35,100	3,411,720
Vaxcyte Inc (a)	93,485	8,256,595
		30,819,585
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	84,065	10,754,436
Becton Dickinson & Co	33,384	8,265,878
Boston Scientific Corp (a)	897,129	91,830,125
Masimo Corp (a)	28,000	4,878,440
Solventum Corp	60,688	4,494,553
		120,223,432
Health Care Providers & Services - 4.0%
Cardinal Health Inc	198,968	24,604,383
Cigna Group/The	149,769	44,063,537
Humana Inc	97,865	28,696,954
McKesson Corp	65,743	39,100,649
UnitedHealth Group Inc	150,733	81,771,146
		218,236,669
Life Sciences Tools & Services - 0.3%
Danaher Corp	83,634	18,628,637
Thermo Fisher Scientific Inc	3,800	2,271,450
		20,900,087
Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co	678,506	39,997,929
Eli Lilly & Co	40,697	33,008,523
GSK PLC ADR	931,801	32,864,621
Johnson & Johnson	157,780	24,006,227
		129,877,300
TOTAL HEALTH CARE		520,057,073

Industrials - 16.8%
Aerospace & Defense - 10.0%
Boeing Co (a)	1,029,813	181,782,591
GE Aerospace (h)	1,505,271	306,428,017
General Dynamics Corp	47,492	12,204,494
Huntington Ingalls Industries Inc	59,322	11,701,858
Spirit AeroSystems Holdings Inc Class A (a)(b)	857,401	29,160,208
Standardaero Inc	2,500	67,100
Textron Inc	68,396	5,232,978
		546,577,246
Air Freight & Logistics - 1.0%
United Parcel Service Inc Class B	461,787	52,749,929
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	154,900	6,682,651
Veralto Corp	21,144	2,186,078
		8,868,729
Construction & Engineering - 0.0%
Centuri Holdings Inc	122,600	2,731,528
Electrical Equipment - 4.1%
GE Vernova Inc	454,592	169,508,265
Hubbell Inc (h)	30,545	12,920,840
Regal Rexnord Corp	72,275	11,472,211
Vertiv Holdings Co Class A	254,745	29,810,260
		223,711,576
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings Inc	265,019	15,129,935
Machinery - 1.2%
Allison Transmission Holdings Inc	70,400	8,274,816
Chart Industries Inc (a)	36,595	7,743,136
Cummins Inc	21,743	7,745,944
Deere & Co	31,100	14,821,016
Donaldson Co Inc	75,500	5,374,845
Nordson Corp	28,200	6,210,204
Otis Worldwide Corp	60,460	5,769,093
Stanley Black & Decker Inc	35,217	3,101,561
Westinghouse Air Brake Technologies Corp	24,672	5,129,802
		64,170,417
Trading Companies & Distributors - 0.0%
Watsco Inc	7,000	3,350,130
TOTAL INDUSTRIALS		917,289,490

Information Technology - 19.2%
IT Services - 0.2%
EPAM Systems Inc (a)	8,700	2,209,452
IBM Corporation	33,195	8,487,962
		10,697,414
Semiconductors & Semiconductor Equipment - 8.5%
Analog Devices Inc	28,385	6,014,498
Applied Materials Inc	70,546	12,722,971
Broadcom Inc	379,700	84,016,219
Lam Research Corp	130,660	10,589,993
Marvell Technology Inc	449,187	50,695,245
Micron Technology Inc	182,800	16,678,672
NVIDIA Corp	2,098,640	251,983,705
QUALCOMM Inc	115,924	20,046,737
Teradyne Inc	66,800	7,734,772
		460,482,812
Software - 7.9%
Adobe Inc (a)	79,847	34,929,070
Autodesk Inc (a)	53,520	16,662,917
Intuit Inc	18,496	11,125,528
Microsoft Corp	782,493	324,781,545
Oracle Corp	252,700	42,974,162
		430,473,222
Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc	579,818	136,837,048
Dell Technologies Inc Class C	31,500	3,263,400
		140,100,448
TOTAL INFORMATION TECHNOLOGY		1,041,753,896

Materials - 0.2%
Chemicals - 0.2%
Air Products and Chemicals Inc	33,600	11,264,736
Sherwin-Williams Co/The	1,499	536,882
		11,801,618
Real Estate - 0.7%
Industrial REITs - 0.1%
Terreno Realty Corp	62,100	4,062,582
Residential REITs - 0.1%
Sun Communities Inc	44,700	5,654,550
Specialized REITs - 0.5%
American Tower Corp	70,047	12,955,193
Crown Castle Inc	161,093	14,382,383
Equinix Inc	1,121	1,024,213
		28,361,789
TOTAL REAL ESTATE		38,078,921

Utilities - 1.1%
Electric Utilities - 1.0%
Duke Energy Corp	28,300	3,169,317
Edison International	45,100	2,435,400
Entergy Corp	52,830	4,283,456
PG&E Corp	128,900	2,017,285
Southern Co/The	481,886	40,454,330
		52,359,788
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	40,300	6,771,609
Multi-Utilities - 0.0%
Sempra	26,900	2,230,817
TOTAL UTILITIES		61,362,214

TOTAL UNITED STATES		4,819,137,941
ZAMBIA - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
First Quantum Minerals Ltd (a)	4,274,987	53,505,359
TOTAL COMMON STOCKS (Cost $3,037,446,791)		5,270,747,449

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	188,205,406	188,243,047
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	6,082,922	6,083,530
TOTAL MONEY MARKET FUNDS (Cost $194,326,577)			194,326,577

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $3,231,773,368)	5,465,074,026
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(17,064,938)
NET ASSETS - 100.0%	5,448,009,088

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Booking Holdings Inc	Chicago Board Options Exchange	10	4,737,560	5,500.00	06/20/25	(105,500)
GE Aerospace	Chicago Board Options Exchange	749	15,247,393	230.00	05/16/25	(294,858)
GE Aerospace	Chicago Board Options Exchange	758	15,430,606	230.00	06/20/25	(432,060)
GE Aerospace	Chicago Board Options Exchange	758	15,430,606	195.00	03/21/25	(1,011,930)
Hubbell Inc	Chicago Board Options Exchange	31	1,311,331	490.00	03/21/25	(12,400)
Lowes Cos Inc	Chicago Board Options Exchange	133	3,458,532	280.00	03/21/25	(40,100)
Meta Platforms Inc	Chicago Board Options Exchange	122	8,407,996	745.00	04/17/25	(227,530)
Walmart Inc	Chicago Board Options Exchange	554	5,438,064	100.00	02/21/25	(119,387)
Wells Fargo & Co	Chicago Board Options Exchange	2,281	17,974,280	85.00	04/17/25	(273,251)
Wells Fargo & Co	Chicago Board Options Exchange	2,282	17,982,160	82.00	04/17/25	(479,220)

						(2,996,236)
TOTAL WRITTEN OPTIONS						(2,996,236)

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,484,121 or 0.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,484,121 or 0.1% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $104,639 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $105,418,928.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acacia Research Corp	2/16/12	882,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	169,119,151	472,433,956	453,309,898	7,884,106	(162)	-	188,243,047	188,205,406	0.3%
Fidelity Securities Lending Cash Central Fund	12,932,524	178,138,359	184,987,353	25,092	-	-	6,083,530	6,082,922	0.0%
Total	182,051,675	650,572,315	638,297,251	7,909,198	(162)	-	194,326,577	194,288,328

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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